Property and equipment	12 Months Ended
Dec. 31, 2025
Property And Equipment
Property and equipment

20. Property and equipment

A.	Reconciliation of carrying amount

Details of property and equipment as of December 31, 2025 and 2024 are as follows:

		December 31, 2025
		Book value	Accumulated depreciation	Accumulated impairment loss	Carrying amount
Machinery	₩	2,097,807	(1,114,048)	-	983,759
Vehicles		319,130	(272,138)	-	46,992
Office equipment		591,900	(400,167)	-	191,733
Furniture and fixtures		3,276,043	(1,700,947)	(425,252)	1,149,844
Right-of-use assets		9,271,720	(4,219,540)	(369,280)	4,682,900
Total	₩	15,556,600	(7,706,839)	(794,532)	7,055,228

		December 31, 2024
		Book value	Accumulated depreciation	Accumulated impairment loss	Carrying amount
Machinery	₩	2,601,550	(1,078,409)	-	1,523,141
Vehicles		51,419	(51,418)	-	1
Office equipment		559,571	(343,099)	-	216,472
Construction-in-progress		8,662	-	-	8,662
Furniture and fixtures		4,401,909	(1,787,018)	(748,162)	1,866,729
Right-of-use assets		13,716,930	(5,065,483)	(216,464)	8,434,983
Total	₩	21,340,041	(8,325,427)	(964,626)	12,049,988

Details of the changes in property and equipment for the years ended December 31, 2025, 2024 and 2023 are as follows:

		2025
		Machinery	Vehicles	Office equipment	Construction-in-progress	Furniture and fixture	Right-of- use assets	Total
		(In thousands of Korean won)
Beginning balance	₩	1,523,141	1	216,472	8,662	1,866,729	8,434,983	12,049,988
Changes in scope of consolidation		-	22,733	61,881	-	43,229	528,894	656,737
Acquisitions		40,520	3,826	47,787	-	20,800	452,612	565,545
Depreciation		(264,984)	(29,061)	(84,062)	-	(350,174)	(1,623,732)	(2,352,013)
Disposals		(319,496)	-	(51,828)	(2,600)	(430,740)	-	(804,664)
Transfer (*1)		4,578	49,493	1,483	(6,062)	-	(1,953,094)	(1,903,602)
Impairment loss (*2)		-	-	-	-	-	(152,816)	(152,816)
Lease modification		-	-	-	-	-	190,705	190,705
Lease termination		-	-	-	-	-	(1,194,651)	(1,194,651)
Ending balance	₩	983,759	46,992	191,733	-	1,149,844	4,682,900	7,055,228

(*1)	For the year ended December 31, 2025, the Company reclassified Right-of-use assets associated with five stores to investment properties as the Company decided to sublease the right-of-use asset to a third party. (Note 18)
(*2)	The Company identified each bakery-café store as a CGU. An impairment loss of 152,816 thousand won was recognized for the Sidus store.

		2024
		Machinery	Vehicles	Office equipment	Construction- in-progress	Furniture and fixture	Right-of-use assets	Total
		(In thousands of Korean won)
Beginning balance	₩	1,828,022	2	283,292	-	3,330,540	9,425,821	14,867,677
Acquisitions		42,801	46,057	13,919	8,662	161,780	419,934	693,153
Depreciation		(322,641)	(1,535)	(80,739)	-	(569,932)	(1,404,058)	(2,378,905)
Disposals		(25,041)	(44,523)	-	-	(307,497)	-	(377,061)
Transfer (*1)		-	-	-	-	-	2,385,812	2,385,812
Impairment loss (*2)		-	-	-	-	(748,162)	(216,464)	(964,626)
Lease modification		-	-	-	-	-	(1,603,440)	(1,603,440)
Lease termination		-	-	-	-	-	(572,622)	(572,622)
Ending balance	₩	1,523,141	1	216,472	8,662	1,866,729	8,434,983	12,049,988

(*1)	As of December 31, 2023, the right-of-use assets associated with six stores were reclassified as investment properties. For the year ended December 31, 2024, five of these investment properties were reclassified back to right-of-use assets due to a change in intended use, as the Company determined to utilize the properties for its own operations (Note 18).
(*2)	An impairment loss was recognized due to the discontinuation of operations at six stores.

		2023
		Machinery	Vehicles	Office equipment	Construction- in-progress	Furniture and fixture	Right-of-use assets	Total
		(In thousands of Korean won)
Beginning balance	₩	2,041,579	4,075	276,711	9,950	3,207,619	15,089,571	20,629,505
Acquisitions		172,534	-	92,819	-	684,228	578,409	1,527,990
Depreciation		(345,202)	(4,074)	(86,238)	-	(559,061)	(1,704,081)	(2,698,656)
Disposals		(50,839)	-	-	-	-	-	(50,839)
Transfer (*1)		9,950	1	-	(9,950)	-	(3,483,372)	(3,483,371)
Impairment loss (*2)		-	-	-	-	(2,246)	-	(2,246)
Lease modification		-	-	-	-	-	(45,282)	(45,282)
Lease termination		-	-	-	-	-	(1,009,424)	(1,009,424)
Ending balance	₩	1,828,022	2	283,292	-	3,330,540	9,425,821	14,867,677

(*1)	For the year ended December 31, 2023, the Group transferred Right-of-use assets to investment properties because the Group decided to lease the building to a third party. (Note 18)
(*2)	The Group identified each bakery-café store as CGU and recognized impairment loss to bakery-café stores located in Garosu-gil and Jamwon.

The classification of depreciation expenses in the statements of comprehensive income for the years ended December 31, 2025, 2024 and 2023 are as follows:

		2025	2024	2023
		(In thousands of Korean won)
Cost of revenues	₩	1,367,703	1,970,417	2,318,730
Selling, general and administrative expenses		984,310	408,488	379,926
Total	₩	2,352,013	2,378,905	2,698,656